Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - Senior Notes [Member] - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[1]	$ 10,780	$ 10,780	$ 11,850
Carrying Amount [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]	1,352	1,352	1,282
Estimated Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[1]	10,718	10,569	13,128
Estimated Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]	$ 1,241	$ 1,224	$ 1,466

[1]	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
[2]	The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.